INCOME TAX BENEFIT (EXPENSE) (Changes in unrecognized tax benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Unrecognized tax benefits, beginning balance	$ 104	649	596	4,664
Additions based on tax positions related to the prior years	11	66	787
Reductions for tax positions of prior years	(70)	(433)		(4,068)
Reductions for tax positions of the current year			(734)
Unrecognized tax benefits, ending balance	$ 45	282	649	596